Income Tax (Details) - Schedule of Deferred Tax Assets and Deferred Tax Liabilities - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Deferred tax assets
Allowance for doubtful accounts receivables and other receivables	$ 882,397	$ 1,741,394
Net operating loss carrying forwards	5,517,480	3,744,239
Share-based compensation	1,417,288	1,926,942
Unrealized profit	4,524,838	3,212,027
Total deferred tax assets	12,342,003	10,624,602
Deferred tax liabilities
Intangible assets recognized from acquisition of Beijing Deran	(712,633)	(209,612)
Less: Valuation allowance	(10,497,506)	(8,430,810)	$ (919,935)	$ (227,150)
Deferred tax assets, net	$ 1,131,864	$ 1,984,180